Income Taxes	12 Months Ended
Dec. 31, 2020
DeepGreen Metals Inc. [Member]
Income Taxes [Line Items]
Income Taxes

15. Income Taxes

Reconciliation of Effective Tax Rate

The Company is subject to Canadian federal and provincial tax for the estimated assessable profit for the years ended December 31, 2019 and 2020 at a rate of 27.00%. The Company had no assessable profit in Canada for all periods disclosed.

The tax expense at statutory rates for the Company can be reconciled to the reported loss for the year per the statement of loss and comprehensive loss as follows:

	For the year ended December 31 2020 $	For the year ended December 31 2019 $
Net loss for the year	(56,631,379)	(43,072,371)
Canadian Federal and Provincial income tax rates	27.00%	27.00%
Income tax recovery based on the above rates	(15,290,472)	(11,629,540)
Permanent differences	980,690	386,507
Effect of differences in future and foreign tax rates	11,151,898	10,042,909
Foreign exchange and other	(141,758)	(275,813)
Valuation allowance changes affecting the provision of income taxes	3,299,642	1,475,937
Total income taxes	—	—

The Company follows a comprehensive model for recognizing, measuring, presenting, and disclosing uncertain tax positions taken or expected to be taken on a tax return. Tax positions must initially be recognized in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Such tax positions must initially and subsequently be measured as the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts.

The Company currently has no uncertain tax positions and is therefore not reflecting any adjustments for such in its deferred tax asset.

The Company’s policy is to account for income tax related interest and penalties in income tax expense in the accompanying statements of operations. There have been no income tax related interest or penalties assessed or recorded.

The Company’s deferred income taxes are as follows:

	December 31 2020 $	December 31 2019 $
Deferred Tax Assets
Non-capital losses	10,925,043	5,156,568
Capital losses and other	70,162	68,777
Equipment	5,102	4,701
Share issuance costs	74,506	128,931
Total deferred income tax assets	11,074,813	5,358,977
Valuation allowance	(11,074,813)	(5,358,977)
Deferred tax asset recognized	—	—
Deferred tax liability recognized	(10,675,366)	—

ASC 740 requires that the tax benefit of net operating losses, temporary differences and credit carry forwards be recorded as an asset to the extent that management assesses that realization is “more likely than not.” Realization of the future tax benefits is dependent on the Company’s ability to generate sufficient taxable income within the carry forward period. Because of the Company’s history of operating losses, management believes that recognition of the deferred tax assets arising from the above-mentioned future tax benefits is currently not likely to be realized and, accordingly, has provided a valuation allowance.

The deferred tax liability is recognized due to the difference between the book value and the tax basis of the acquired assets, as part of the TOML Acquisition (Note 3).

Deductible temporary differences, unused tax losses and unused tax credits:

	December 31 2020 $	December 31 2019 $	Expiry Date Range
Non-capital losses	45,312,941	21,081,632	See below
Capital losses	519,720	509,463	Not applicable
Equipment	18,895	17,412	Not applicable
Share issuance costs	275,949	477,522	2021 to 2024

As at December 31, 2020, the Company had non-capital loss carry-forwards of $45,312,941 that may be used to offset future taxable income. These losses, if not utilized, will expire as follows:

	Canada	United States	Singapore	Tonga
2031	445,778	—	—	—
2032	478,464	—	—	—
2033	325,440	—	—	—
2034	812,056	—	—	—
2035	1,814,112	2,340	—	—
2036	1,601,988	232	—	—
2037	2,615,282	208	—	—
2038	4,800,633	—	—	—
2039	3,497,333	—	—	—
2040	4,312,741	—	—	—
No expiry	—	—	10,214,470	14,391,864
	20,703,827	2,780	10,214,470	14,391,864

As at December 31, 2019, the non-capital loss carry-forwards of $21,081,632 pertained to the following:

	Canada	United States	Singapore	Tonga
Loss carry-forwards	15,725,792	2,780	5,353,060	—

The Company files income tax returns in Canada, Singapore and the Kingdom of Tonga, and is subject to examination in these jurisdictions for all years since the Company’s inception in 2011. Fiscal years outside the normal statute of limitation remain open to audit by tax authorities due to tax attributes generated in those early years which have been carried forward and may be audited in subsequent years when utilized. The timing of the resolution, settlement and closure of any income tax audits is highly uncertain, and the Company is unable to estimate the full range of possible adjustments to the balance of gross unrecognized tax benefits. It is possible that the balance of gross unrecognized tax benefits could significantly change in the next 12 months. As at December 31, 2020, the 2020 tax year filings for the Company and its subsidiaries (where applicable) remain unfiled and have not been assessed by the relative tax Authorities.